-------------------------
                                                       OMB APPROVAL
                                                       -------------------------
                                                       OMB Number: 3235-0578

                                                       Expires: April 30, 2010

                                                       Estimated average burden
                                                       hours per response: 10.5
                                                       -------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-21753
                                   ---------------------------------------------

                         Church Capital Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 301 Oxford Valley Road, Suite 801B      Yardley, Pennsylvania         19067
--------------------------------------------------------------------------------
            (Address of principal executive offices)                 (Zip code)

                                Gregory A. Church

Church Capital Management, LLC      301 Oxford Valley     Road Yardley, PA 19067
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (215) 321-1900
                                                    ----------------------------

Date of fiscal year end:        November 30, 2009
                           -----------------------------

Date of reporting period:       February 28, 2009
                           -----------------------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.     SCHEDULE OF INVESTMENTS.

CHURCH CAPITAL VALUE TRUST
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2009 (UNAUDITED)

================================================================================
      SHARES   MONEY MARKET FUNDS -- 15.1%                             VALUE
--------------------------------------------------------------------------------

     320,980   AIM Liquid Assets Portfolio (The) -
                  Institutional Shares, 0.96% (a)                  $    320,980
     320,890   Fidelity Institutional Money Market
                  Portfolio - Select Class, 1.12% (a)                   320,890
     320,890   First American Prime Obligations Fund -
                  Class Y, 0.56% (a)                                    320,890
                                                                   ------------

               TOTAL MONEY MARKET FUNDS (Cost $962,760)            $    962,760
                                                                   ------------

================================================================================
   PAR VALUE   REPURCHASE AGREEMENTS (b) -- 84.7%                      VALUE
--------------------------------------------------------------------------------

$  5,390,589   U.S. Bank N.A., 0.01%, dated 02/27/09, due
                  03/02/09 repurchase proceeds:  $5,390,594
                  (Cost $5,390,589)                                $  5,390,589
                                                                   ------------

               TOTAL INVESTMENTS AT VALUE -- 99.8%
                  (Cost $6,353,349)                                $  6,353,349

               OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.2%             11,765
                                                                   ------------

               NET ASSETS -- 100.0%                                $  6,365,114
                                                                   ============

(a) Variable rate security. The rate shown is the 7-day effective yield as of February 28, 2009.

(b) Repurchase agreement is fully collateralized by $5,390,589 FGCI, Pool #E99143, 4.50%, due 09/01/18. The aggregate market value of the collateral at February 28, 2009 was $5,498,776.

See accompanying notes to schedule of investments.

CHURCH CAPITAL VALUE TRUST
NOTES TO SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2009 (UNAUDITED)
================================================================================

1.    SECURITIES VALUATION

The Church Capital Value Trust (the "Fund") values its portfolio securities as of the end of the regular session of trading on the New York Stock Exchange (the "Exchange") (normally 4:00 p.m., Eastern time) on each day the Exchange is open for business. Equity securities are valued at their market value when reliable market quotations are readily available. Securities that are traded on any stock exchange are generally valued at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. When reliable market quotations are not readily available, when the investment adviser determines that the market quotation does not accurately reflect the current market value or when restricted securities are being valued, such securities are valued as determined in good faith by the investment adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees (the "Board") of the Church Capital Investment Trust. Short-term investments (those with maturities of 60 days or less) are valued at amortized cost, which the Board has determined best represents fair value.

The Financial Accounting Standards Board's Statement on Financial Accounting Standards No. 157 "Fair Value Measurements" establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

      o     Level 1 - quoted prices in active markets for identical securities
      o     Level 2 - other significant observable inputs
      o     Level 3 - significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of February 28, 2009, all of the inputs used to value the Fund's investments were Level 1.

2.    INVESTMENT TRANSACTIONS

Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

3.    FEDERAL INCOME TAX

 The following information is computed on a tax basis for each item as of February 28, 2009:

                                                             CHURCH CAPITAL
                                                               VALUE TRUST
                                                              ------------

      Cost of portfolio investments                           $  6,353,349
                                                              ============
      Gross unrealized appreciation                           $         --

      Gross unrealized depreciation                                     --
                                                              ------------
      Net unrealized appreciation                             $         --
                                                              ============

ITEM 2.     CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Church Capital Investment Trust
             -------------------------------------------------------------------

By (Signature and Title)*           /s/ Gregory A. Church
                              --------------------------------------------------
                                    Gregory A. Church, President

Date          April 7, 2009
         -------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Gregory A. Church
                              --------------------------------------------------
                                    Gregory A. Church, President

Date          April 7, 2009
         -------------------------

By (Signature and Title)*           /s/ Mark J. Seger
                              --------------------------------------------------
                                    Mark J. Seger, Treasurer

Date          April 7, 2009
         -------------------------

* Print the name and title of each signing officer under his or her signature.